UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09541
                                    ---------

                            AmeriPrime Advisors Trust
-----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
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               (Address of principal executive offices) (Zip code)

Terry Gallagher
--------------------------
Unified Fund Services, Inc.
--------------------------
431 N. Pennsylvania St.
--------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                     ------------

Date of fiscal year end:   7/31
                           ----

Date of reporting period:  10/31/04
                           --------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2004


COMMON STOCKS - 87.16%                                         SHARES          VALUE
                                                              ----------    ------------

CRUDE PETROLEUM & NATURAL GAS - 3.62%
Brigham Exploration Co. (a)                                      11,700     $   106,178
Newfield Exploration Co. (a)                                      2,900         168,780
                                                                            ------------
                                                                                274,958
                                                                            ------------

DRAWING & INSULATING OF NONFERROUS WIRE - 2.48%
Optical Cable Corp. (a)                                          41,000         188,190
                                                                            ------------

ELECTRONIC COMPONENTS - 1.21%
Innovex, Inc. (a)                                                19,200          92,160
                                                                            ------------

FINANCE SERVICES - 1.78%
Life Partners Holdings, Inc.                                     24,103         135,218
                                                                            ------------

HOSPITAL & MEDICAL SERVICE PLANS - 8.48%
Anthem, Inc. (a)                                                  2,700         217,080
Coventry Health Care, Inc. (a)                                    4,500         184,050
Wellchoice, Inc. (a)                                              5,800         242,208
                                                                            ------------
                                                                                643,338
                                                                            ------------

HOUSEHOLD FURNITURE - 2.28%
Select Comfort Corp. (a)                                         10,100         172,912
                                                                            ------------

INDUSTRIAL ORGANIC CHEMICALS - 2.52%
Lubrizol Corp.                                                    5,500         191,015
                                                                            ------------

MOTORS & GENERATORS - 2.35%
Baldor Electric Co.                                               7,600         178,068
                                                                            ------------

NATIONAL COMMERCIAL BANKS - 6.18%
Sky Financial Group, Inc.                                         7,900         212,352
Susquehanna Bancshares, Inc.                                      7,400         184,038
United Security Bancshares                                        2,624          72,606
                                                                            ------------
                                                                                 468,996
                                                                            ------------

OPTICAL INSTRUMENTS & LENSES - 1.35%
Meade Instruments Corp. (a)                                      28,900         102,017
                                                                            ------------

PHARMACEUTICAL PREPARATIONS - 2.22%
King Pharmaceuticals, Inc. (a)                                   15,400         168,014
                                                                            ------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.30%
RELM Wireless Corp.(a)                                           49,900          98,303
                                                                            ------------

REAL ESTATE INVESTMENT TRUSTS - 0.75%
Equity Inns, Inc.                                                 6,000          57,000
                                                                            ------------

RETAIL - APPAREL & ACCESSORY STORES - 5.69%
Jos. A. Bank Clothiers, Inc. (a)                                  6,300         199,962
Pacific Sunwear of California, Inc. (a)                           9,900         232,056
                                                                            ------------
                                                                                432,018
                                                                            ------------
RETAIL - EATING PLACES - 1.75%
Buca, Inc. (a)                                                   29,900         132,457
                                                                            ------------

RETAIL - JEWELRY STORES - 0.60%
Friedmans, Inc. (a)                                              26,900          45,730
                                                                            ------------

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2004 - CONTINUED


COMMON STOCKS - 87.16% - CONTINUED                             SHARES          VALUE
                                                              ----------    ------------

RETAIL - RADIO, TV & CONSUMER ELECTRONICS STORES - 2.50%
Conn's, Inc. (a)                                                 12,400       $ 189,968
                                                                            ------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 2.97%
Sovereign Bancorp, Inc.                                          10,400         225,160
                                                                            ------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 2.48%
Independence Community Bank Corp.                                 5,000         188,150
                                                                            ------------

SEMICONDUCTORS & RELATED DEVICES - 12.18%
Agere Systems, Inc. - Class A (a)                               150,600         182,226
Applied Micro Circuits Corp. (a)                                 30,300         110,292
Conexant Systems, Inc. (a)                                       90,000         155,700
Cypress Semiconductor Corp. (a)                                  15,500         163,215
Omnivision Technologies, Inc. (a)                                12,600         200,340
United Microelectronics Corp. (a) (c)                            32,000         112,000
                                                                            ------------
                                                                                923,773
                                                                            ------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.94%
Henry (Jack) & Associates, Inc.                                   7,900         147,256
                                                                            ------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 1.94%
Innovative Solutions & Support, Inc. (a)                          7,000         146,860
                                                                            ------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 4.93%
Health Management Associates, Inc.                                8,700         179,742
Lifepoint Hospitals, Inc. (a)                                     6,000         194,520
                                                                            ------------
                                                                                 374,262
                                                                            ------------

SERVICES - PREPACKAGED SOFTWARE - 5.40%
Concord Communications, Inc. (a)                                  8,820          72,500
Magma Design Automation, Inc. (a)                                14,300         185,471
Vignette Corp. (a)                                              136,500         151,515
                                                                            ------------
                                                                                409,486
                                                                            ------------

SERVICES - SPECIALTY OUTPATIENT FACILITIES, NEC - 2.05%
Healthsouth Corp. (a)                                            28,400         155,348
                                                                            ------------

STATE COMMERCIAL BANKS - 0.12%
Wainwright Bank Trust Co.                                           800           9,200
                                                                            ------------

TRUCKING (NO LOCAL) - 2.38%
SCS Transportation, Inc. (a)                                     10,000         180,700
                                                                            ------------

WHOLESALE - DRUGS, PROPRIETARIES & Druggists' SUNDRIES - 1.68%
Axcan Pharma, Inc. (a)                                            8,400         127,092
                                                                            ------------

WHOLESALE - GROCERIES, GENERAL LINE - 2.03%
Spartan Stores, Inc. (a)                                         31,700         154,062
                                                                            ------------

TOTAL COMMON STOCKS (COST $7,354,183)                                         6,611,711
                                                                            ------------

PRIVATE PLACEMENTS - 0.10%
Gene Logic Escrow Holding (a) (b)                                 1,250           7,555
                                                                            ------------

TOTAL PRIVATE PLACEMENTS (COST $5,000)                                            7,555
                                                                            ------------

MONEY MARKET SECURITIES - 9.78%
First American Treasury - Class A, 0.96%, (d)                   363,154         363,154
Huntington Money Market Fund - Investment A, .69%, (d)          379,000         379,000
                                                                            ------------

TOTAL MONEY MARKET SECURITIES (Cost $742,154)                                   742,154
                                                                            ------------

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2004 - CONTINUED

TREASURY BILLS - 5.27%                                        PRINCIPAL        VALUE
                                                              ----------    ------------

TREASURY BILLS - 5.27%
U.S. Treasury Bill - 11/4/04, 1.65%                           $ 400,000     $   399,958
                                                                            ------------

TOTAL TREASURY BILLS (COST $399,958)                                            399,958
                                                                            ------------

TOTAL INVESTMENTS (COST $8,501,295) - 102.31%                               $  7,761,378
                                                                            ------------

Liabilities in excess of cash and other assets - (2.31%)                       (175,231)
                                                                            ------------

TOTAL NET ASSETS - 100.00%                                                  $  7,586,147
                                                                            ============

(a) Non-income producing.
(b) Restricted (Note 4 of the July 31, 2004 annual report)
(c) American Depositary Receipt.
(d) Variable rate security; the coupon rate shown represents the rate at October 31, 2004.

TAX RELATED
Unrealized appreciation                                                      $   287,014
Unrealized depreciation                                                       (1,026,931)
                                                                            ------------
Net unrealized depreciation                                                  $  (739,917)
                                                                            ============

Aggregate cost of securities for income tax purposes                         $ 8,501,295
                                                                            ------------


RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____AmeriPrime Advisors Trust_______________

By
*______/s/ Anthony J. Ghoston__________________________
                Anthony J. Ghoston, President

Date____December 23, 2004_______________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*____/s/ Anthony J. Ghoston___________________________
             Anthony J. Ghoston, President

Date____December 23, 2004______________________________

By
*____/s/ Thomas G, Napurano____________________________
           Thomas G. Napurano, Chief Financial Officer and Treasurer

Date__December 23, 2004__________________________________